ORGANIZATION (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Mar. 06, 2022	Jan. 26, 2015	Dec. 13, 2010	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2014
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized		2,000,000,000	300,000,000	2,000,000,000	2,000,000,000	2,000,000,000	550,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Capital stock authorized		2,020,000,000
Preferred stock, shares authorized		20,000,000		20,000,000	20,000,000	20,000,000
Preferred stock, par value		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Capital stock authorized		2,020,000,000
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for purchase price	2,000,000
Value of shares issued for purchase price	$ 1,500,000
Common shares issuable upon conversion	1,000
Fixed price	$ 0.0001
Preferred stock voting rights	The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.			The Series A Preferred Stock shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.	The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class
Series A Preferred Stock [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for purchase price	2,000,000
Value of shares issued for purchase price	$ 1,500,000
Preferred stock, shares	2,000,000
Preferred stock voting rights	The Series A Preferred Stock shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.
Powerdyne Inc [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares exchanged for right			7,520
Number of shares issued			188,000,000
Number of shares issued			188,000,000